UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein       New York, New York                May 14, 2010
------------------------       ------------------              -----------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $649,402
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                     13F SECURITIES HOLDINGS                                          As of 3/31/10


                                                                                                               VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
ACTUANT CORP                  SDCV 2.000%11/1  00508XAB0    210      195,000     PRN      Sole                195,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1    24,940   25,745,000  PRN      Sole                25,745,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8    13,234   13,785,000  PRN      Sole                13,785,000
BEAZER HOMES USA INC          NOTE 4.625% 6/1  07556QAL9    1,027    1,056,000   PRN      Sole                1,056,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2    3,007    3,045,000   PRN      Sole                3,045,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7    3,148    3,585,000   PRN      Sole                3,585,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5    32,034   35,470,000  PRN      Sole                35,470,000
CASELLA WASTE SYS INC         CL A             147448104    3,055    607,925     SH       Sole                607,925
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1  165167BW6    3,478    3,760,000   PRN      Sole                3,760,000
COVANTA HLDG CORP             DBCV 1.000% 2/0  22282EAA0    21,325   22,595,000  PRN      Sole                22,595,000
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3    1,503    1,420,000   PRN      Sole                1,420,000
FERRO CORP                    NOTE 6.500% 8/1  315405AL4    21,517   22,265,000  PRN      Sole                22,265,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0    2,945    3,410,000   PRN      Sole                3,410,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    38,556   42,840,000  PRN      Sole                42,840,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6    18,973   22,585,000  PRN      Sole                22,585,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3    26,414   28,250,000  PRN      Sole                28,250,000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1  460690BA7    19,986   19,080,000  PRN      Sole                19,080,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1  50212AAB2    26,384   27,920,000  PRN      Sole                27,920,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5    19,555   21,225,000  PRN      Sole                21,225,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250%12/1  52729NBF6    14,215   14,505,000  PRN      Sole                14,505,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2    19,759   18,585,000  PRN      Sole                18,585,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1  53219LAG4    391      400,000     PRN      Sole                400,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2    31,208   31,130,000  PRN      Sole                31,130,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0    33,400   38,444,000  PRN      Sole                38,444,000
MASSEY ENERGY CO              NOTE 3.250% 8/0  576203AJ2    35,378   36,420,000  PRN      Sole                36,420,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2    12,171   10,915,000  PRN      Sole                10,915,000
NAVISTAR INTL CORP NEW        NOTE 3.000%10/1  63934EAL2    2,280    2,055,000   PRN      Sole                2,055,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2    26,282   30,875,000  PRN      Sole                30,875,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7    12,818   14,222,000  PRN      Sole                14,222,000
PENN VA CORP                  NOTE 4.500%11/1  707882AA4    12,582   13,285,000  PRN      Sole                13,285,000
PIONEER NAT RES CO            NOTE 2.875% 1/1  723787AH0    1,854    1,600,000   PRN      Sole                1,600,000
QUANTA SVCS INC               NOTE 3.750% 4/3  74762EAE2    2,523    2,445,000   PRN      Sole                2,445,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1  749121BY4    3,597    3,190,000   PRN      Sole                3,190,000
SAVVIS INC                    NOTE 3.000% 5/1  805423AA8    24,713   26,609,000  PRN      Sole                26,609,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6    24,297   22,895,000  PRN      Sole                22,895,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7    3,371    3,615,000   PRN      Sole                3,615,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5    13,577   14,160,000  PRN      Sole                14,160,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    2,257    2,045,000   PRN      Sole                2,045,000
SOTHEBYS                      NOTE 3.125% 6/1  835898AC1    6,621    5,885,000   PRN      Sole                5,885,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    11,792   13,120,000  PRN      Sole                13,120,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    6,571    5,780,000   PRN      Sole                5,780,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6    46,701   59,295,000  PRN      Sole                59,295,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0  909440AH2    10,725   10,685,000  PRN      Sole                10,685,000
UNITED RENTALS INC            NOTE 4.000%11/1  911363AL3    3,083    2,875,000   PRN      Sole                2,875,000
UNITED RENTALS NORTH AMER IN  NOTE 1.875%10/1  911365AH7    5,945    6,000,000   PRN      Sole                6,000,000

                                               TOTAL (X$1,000) 649,402
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